Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document And Entity Information
Entity Registrant Name	ICTS INTERNATIONAL N V
Entity Central Index Key	0001010134
Document Type	20-F
Document Period End Date	Dec. 31, 2020
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer	No
Is Entity's Reporting Status Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Voluntary Filers	No
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	37,433,333
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2020
Entity Interactive Data Current	Yes
Entity Incorporation, State or Country Code	P7
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false